Transactions and Balances with Related Parties - Amendments to management agreements (Details) - Kyklades Maritime Corporation	12 Months Ended
Dec. 31, 2024
Technical management agreements
Transactions and Balances with Related Parties
Written notice term	36 months
Written notice term in event of change of control of relevant shipowning entity without consent	30 days
Period of continued payment after termination date	36 months
Period of continued payment after notice date	36 months
Shared Services Agreement
Transactions and Balances with Related Parties
Written notice term	2 months